TAXATION	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
TAXATION
NOTE 15 – TAXATION

A.	Tax rates applicable to the Company companies and other related

Tax Ruling of the Israeli Tax Authority

On May 18, 2021, the Israeli Tax Authority issued a pre-ruling, pursuant to which it confirmed that effective the contribution date of certain intellectual property rights relating to the online lottery business of the Company to NGS as mentioned above through December 31 2025, NGS has been considered a "preferred technological enterprise" for Israeli tax purposes, and therefore, subject to the conditions set forth in the ruling and applicable law, and entitled to certain tax benefits, including under certain circumstances a reduced corporate tax rate of 12% to 16% as well as deductible amortization over 8 years of the value of the intangible assets (i.e., $57 million). As a result of the ruling as well as an achievement of two years sequence of taxable income at the Group level as well as more likely than not consistent future expectation, the Group recorded deferred tax assets of $1.7 million in 2021 primarily with respect to part of the temporary differences on the intangible assets mentioned above.

The Company is tax registered in Luxemburg and is subject to the Luxemburg corporation tax at 26.01% in 2018 and 24.94% thereafter on profits derived from activities carried out in Luxemburg. The estimated carry forward losses as of December 31, 2020 was $59.9 million, the Company has not recorded relating deferred income taxes asset as its recoverability was not more likely than not. All the Company’s tax years are subject to examination.

NGS was subject to Israeli corporate tax rate of 23% in 2018 thereafter. Considering the statute of limitation, NGS 2015’s tax year is final and the following tax years are subject to examination.

NeoGames US, including its shares in NPI and the Michigan Joint Operation, is subject to US federal income taxes rate of 21% in 2018 thereafter as well as certain states income taxes rates. All NeoGames US tax years are subject to examination.

The Company’s other subsidiaries are subject to different corporate tax rates.

B.	Income taxes expenses included in the statements of comprehensive income (loss)

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Current taxes	2,121	1,224	836
Deferred taxes	(1,628)	81	6
Taxes with respect to previous years	(168)	138	401
	325	1,443	1,243

C.	Deferred taxes assets

	Intangible assets	Employee benefits	Total
	U.S. dollars (in thousands)

January 1, 2019	-	298	298
Changes during 2019	-	(6)	(6)
December 31, 2019	-	292	292
Changes during 2020	-	(81)	(81)
December 31, 2020	-	211	211
Changes during 2021	1,722	(94)	1,628
December 31, 2021	1,722	117	1,839

D.   Reconciliation of the theoretical income taxes expenses (benefit) to the actual income taxes expenses (benefit):

Reconciliation between the theoretical income taxes expenses (benefit), assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual income taxes expenses as reported in the statements of comprehensive income (loss) is as follows:

	For the year ended December 31,
	2021	2020	2019
	U.S. dollars (in thousands)

Profit (loss) before income taxes expenses	4,977	7,957	(2,735)
The Company's statutory tax rate	25%	25%	25%
Theoretical income taxes expenses (benefit) on the above amount at the Company's tax rate	1,244	1,989	(684)

Non-deductible expenses	2,090	1,328	1,108
Losses in respect of which no deferred taxes were recorded	1,616	-	488
Carry forward losses utilized in which no deferred taxes were recorded in previous years	-	(1,932)	-
Recognition of deferred taxes during the year, with respect to prior years temporary differences	(2,769)	-	-
Taxable income and other temporary differences accounted for in lower tax rates	(1,688)	(80)	(70)
Current income taxes with respect to previous years	(168)	138	401
Other
	325	1,443	1,243